MINERAL PROPERTIES (Narrative) (Details) $ in Thousands, R in Millions				1 Months Ended		12 Months Ended		167 Months Ended
	Dec. 11, 2023 USD ($)	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Mar. 31, 2019	Oct. 31, 2009 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Non-controlling interest						$ 23,004	$ 21,645	$ 21,645
Capital commitments						$ 720
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Purchase agreement amount		$ 17,200
Decrease in proportion of ownership, interest sold		8.60%
Payments for exploration and evaluation expenses								89,100
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of future equity investment				75.00%
Purchase agreement amount		$ 12,800
Decrease in proportion of ownership, interest sold		6.40%
Acquisition of interest, work requirement					$ 3,200
Acquisition of interest, work requirement, interest					37.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest			49.90%			49.90%	49.90%
Legal ownership held by non-controlling interests						50.10%	50.10%
Purchase agreement amount | R			R 1.2
Non-controlling interest						$ 8,874	$ 8,503	8,503
Subsequent expenditures on non-JV property receivable						$ 11,400
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Legal ownership held by non-controlling interests						26.00%
Proportion of agreement payment paid until completion of feasibility study			26.00%
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Legal ownership held by non-controlling interests						14.86%
Proportion of ownership, purchase agreement amount		15.00%
Purchase agreement amount		$ 30,000
Percentage of diluted interest						14.86%
Percentage of aggregate holdings of dilution interest						50.16%
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Effective proportion of ownership interest in subsidiary		50.01%
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Effective proportion of ownership interest in subsidiary						50.16%
Proportion of ownership interest					37.00%	37.19%	37.05%
Legal ownership held by non-controlling interests					26.00%	63.19%	63.05%
Non-controlling interest						$ 14,130	$ 13,142	$ 13,142
Amount of interim budget approved	$ 1,650
Waterberg JV Co. [Member] | Minimum [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of diluted interest	15.00%
Waterberg JV Co. [Member] | Maximum [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of diluted interest	14.95%
Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Legal ownership held by non-controlling interests				9.755%
HJ Platinum Metals Ltd. ("HJM") [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Legal ownership held by non-controlling interests						21.95%
HJ Platinum Metals Ltd. ("HJM") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of combined interest of consolidation				21.95%
HJ Platinum Metals Ltd. ("HJM") and Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of future equity investment				25.00%
Black Economic Empowerment ("BEE") [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest						49.90%
Legal ownership held by non-controlling interests						12.97%